Notes to the Consolidated Financial Statements - Russian-Ukrainian conflict (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Statements
Equity accounted investments	$ 30,665		$ 27,872	$ 25,895
Yamal LNG
Statements
Equity accounted investments	$ 5,835
Novatek
Statements
Stake held in associate (as a percent)	19.40%
Arctic LNG 2 LLC
Statements
Stake held in associate (as a percent)	10.00%
Russia
Statements
Impairment loss recognised in TotalEnergies' net result		$ (14,756)